Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Promotional incentives remittance period after transactions	2 months
Intangible assets with indefinite useful lives	$ 0
Budgets and forecast calculations period	5 years
Cash	$ 49,935,000		$ 38,904,000
Cash equivalents	994,851,000		345,098,000
Money market funds	739,330,000		274,971,000
Short-term deposits	225,209,000		45,415,000
Cash and cash equivalent held by payment service providers	30,312,000		24,712,000
Non-cancellable operating lease commitment	103,034,000		$ 66,133,000
Right-of-use assets		$ 75,908,000
Lease liabilities	$ 77,385,000